Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Jan. 14, 2021	Aug. 23, 2010	Dec. 31, 2019	Jul. 31, 2019	Nov. 30, 2006	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2021
Contingent Liabilities and Commitments (Details) [Line Items]
License agreement, description								In addition, upon initiation of sales of Glassia manufactured by Takeda the Company will be entitled to royalty payments at a rate of 12% on net sales of Glassia through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually (the “Royalty Payments”).
Payments received									$ 2,000
Upfront payment								$ 95,000
Additional payments								50,000
Contingent consideration payments								3,000
Acquired inventory								14,200
Inventory quarterly installments amount								1,500
Fair value of assumed liabilities								$ 47,200
Assumed royalties liabilities, description								●Royalties:10 % of the annual global net sales of CYTOGAM up to $25 million and 5 % of net sales that are greater than $25 million, in perpetuity; 2% of the annual global net sales of CYTOGAM in perpetuity; and, 8% of the annual global net sales of CYTOGAM for period of six years following the completion of the technology transfer of the manufacturing of CYTOGAM to the Company, subject to a maximum aggregate of $5 million per year and for total amount of $30 million throughout the entire six years period.
Manufacturing facility								$ 8,500
Financing facility								40,000
Five-year loan amount								20,000
Short-term credit facility								20,000
Contract asset								$ 5,561
Payment to royalties percentage	24.00%
Top of Range [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Payments expired date.								2023
Discount rate percentage								2.25%
Volatility percentage								10.80%
Bottom of Range [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Payments expired date.								2027
Volatility percentage								14.20%
Forecast [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Annual net sales						$ 1,500	$ 1,500
Market exceeds amount						$ 18,400	$ 18,800
Baxter Healthcare Corporation [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreement term		30 years
Agreement payment amount								$ 45,000
Amount received from distribution agreement								45,000
Clinical studies total amount								$ 10,000
Patents [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreements expiration date					15 years
Master Clinical Services Agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreements expiration date				7 years
Manufacturing Agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreements expiration date			12 years